CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 4,002	$ 3,698
Accrued expenses and other payables	40,352	28,116
Income taxes payable	4,309	3,699
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized (in shares)	607,000,000	607,000,000
Common shares, issued (in shares)	595,868,033	579,358,183
Common shares, outstanding (in shares)	595,868,033	579,358,183
Consolidated variable interest entity without recourse
Accrued expenses and other payables	4	4
Income taxes payable	$ 235	$ 225